Marketable Securities and Securities Investments (Cost and Fair Value of Debt Securities Classified as Available-for-Sale Securities and Held-to-Maturity Securities by Contractual Maturity) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Available for Sale Securities, Cost
Due in one year or less	¥ 125,037
Due after one year through five years	421,676
Due after five years through ten years	542,642
Due after ten years	942,248
Total	2,031,603
Available-for-sale securities, Fair value
Due in one year or less	125,290
Due after one year through five years	422,987
Due after five years through ten years	626,888
Due after ten years	1,046,076
Total	2,221,241
Held-to-maturity securities, Cost
Due in one year or less	3,249
Due after one year through five years	27,805
Due after five years through ten years	334,206
Due after ten years	6,177,694
Held-to-maturity securities, Cost	6,542,954	¥ 6,148,520
Held-to-maturity securities, Fair value
Due in one year or less	3,269
Due after one year through five years	29,417
Due after five years through ten years	382,175
Due after ten years	7,731,927
Total	¥ 8,146,788	¥ 7,612,014